Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market

prices or valuation techniques
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 113,697 14,825 2,299 130,821 107,507 15,553 2,337 125,397
of which:
Equity instruments 97,958 1,090 149 99,197 90,307 1,101 171 91,579
Government bills / bonds
7,135 1,351 10 8,496 9,028 2,207 10 11,245
Investment fund units 7,843 1,364 21 9,229 7,374 1,794 23 9,192
Corporate and municipal bonds 708 7,604 556 8,868 789 8,356 817 9,961
Loans 0 3,099 1,443 4,542 0 1,860 1,134 2,995
Asset-backed securities 53 317 120 489 8 236 181 425
Derivative financial instruments 522 116,479 1,140 118,142 795 157,068 1,754 159,617
of which:
Foreign exchange contracts 255 53,043 7 53,305 319 68,424 5 68,749
Interest rate contracts 0 32,747 494 33,241 0 50,353 537 50,890
Equity / index contracts 0 27,861 384 28,245 0 33,990 853 34,842
Credit derivative contracts 0 1,179 236 1,414 0 2,008 350 2,358
Commodity contracts 0 1,590 16 1,606 0 2,211 6 2,217
Brokerage receivables 0 21,839 0 21,839 0 24,659 0 24,659
Financial assets at fair value not held for trading
2
27,278 28,622 4,180 60,080 40,986 35,435 3,942 80,364
of which:
Financial assets for unit-linked investment contracts 21,110 187 6 21,303 20,628 101 2 20,731
Corporate and municipal bonds 123 13,937 306 14,366 290 16,957 372 17,619
Government bills / bonds 5,624 3,236 0 8,860 19,704 3,593 0 23,297
Loans 0 4,982 892 5,874 0 7,699 862 8,561
Securities financing transactions 0 5,704 100 5,804 0 6,629 122 6,751
Auction rate securities 0 0 1,585 1,585 0 0 1,527 1,527
Investment fund units 338 574 117 1,028 278 447 105 831
Equity instruments 83 2 681 765 86 0 544 631
Other 0 0 495 495 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
2
2,704 6,140 0 8,844 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 4,849 0 4,849 0 6,624 0 6,624
Government bills / bonds 2,658 27 0 2,686 1,103 47 0 1,150
Corporate and municipal bonds 45 1,265 0 1,310 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,258 0 0 5,258 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
3
0 0 26 26 0 1 245 246
Total assets measured at fair value 149,459 187,905 7,645 345,010 156,696 239,831 8,278 404,805

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 25,413 6,170 105 31,688 26,888 6,652 55 33,595 of which:
Equity instruments 18,328 513 83 18,924 22,519 425 40 22,985
Corporate and municipal bonds
30 4,219 17 4,266 31 4,048 9 4,089
Government bills / bonds 5,883 826 0 6,709 3,642 1,036 0 4,678
Investment fund units 1,172 555 6 1,733 696 1,127 5 1,828
Derivative financial instruments 509 118,558 2,242 121,309 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 258 53,800 21 54,078 316 70,149 61 70,527
Interest rate contracts 0 28,398 278 28,675 0 43,389 527 43,916
Equity / index contracts 0 33,438 1,511 34,949 0 38,870 2,306 41,176
Credit derivative contracts 0 1,412 341 1,753 0 2,403 528 2,931
Commodity contracts 0 1,503 63 1,566 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 44,045 0 44,045 0 38,742 0 38,742
Debt issued designated at fair value
2
0 59,606 14,194 73,799 0 50,273 10,970 61,243
Other financial liabilities designated at fair value
2
0 29,258 816 30,074 0 29,671 716 30,387
of which:
Financial liabilities related to unit-linked investment contracts 0 21,466 0 21,466 0 20,975 0 20,975
Securities financing transactions 0 6,375 2 6,377 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,334 794 2,128 0 1,363 697 2,060
Total liabilities measured at fair value 25,922 257,637 17,357 300,916 27,635 282,222 15,212 325,069
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 As of 31 December 2021, USD 17

billion (31 December 2020: USD
21

billion) of Financial assets at fair value not

held for trading, USD
8

billion (31 December 2020: USD
8

billion) of Financial assets measured at
fair value through other

comprehensive income, USD
36

billion (31 December 2020:

USD
16

billion) of Debt issued

designated at fair value

and USD
1

billion (31 December 2020:

USD
1

billion) of Other financial
liabilities designated at fair value are expected to be recovered or settled after 12 months.

3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured
at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Valuation Adjustment Reserves On The Balance Sheet Explanatory
Valuation adjustment reserves on the balance sheet
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20 31.12.19
Deferred day-1 profit or loss reserves 418 269 146
Own credit adjustments on financial liabilities designated at fair value (315) (381) (88)
CVAs, FVAs,

DVAs and other valuation adjustments
(1,004) (959) (706)

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million 2021 2020 2019
Reserve balance at the beginning of the year 269 146 255
Profit / (loss) deferred on new transactions 459 362 171
(Profit) / loss recognized in the income statement (308) (238) (278)
Foreign currency translation (2) 0 (2)
Reserve balance at the end of the year 418 269 146

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Recognized during the period:
Realized gain / (loss)

(14) 2 8
Unrealized gain / (loss)

60 (295) (408)
Total gain / (loss), before tax 46 (293) (400)
As of

USD million 31.12.21 31.12.20 31.12.19
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(315) (381) (88)

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20
Credit valuation adjustments
1
(44) (66)
Funding valuation adjustments (49) (73)
Debit valuation adjustments 2 0
Other valuation adjustments (913) (820)
of which: liquidity (341) (340)
of which: model uncertainty (571) (479)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.21 31.12.20
USD billion 31.12.21 31.12.20 31.12.21 31.12.20 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 0.9 1.2 0.0 0.0
Relative value to
market comparable Bond price equivalent 16 143 98 1 143 100 points
Discounted expected
cash flows Discount margin 434 434 268 268
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.8 2.4 0.0 0.0
Relative value to
market comparable Loan price equivalent 0 101 99 0 101 99 points
Discounted expected
cash flows Credit spread 175 800 436 190 800 398
basis
points
Market comparable
and securitization
model Credit spread 28 1,544 241 40 1,858 333
basis
points
Auction rate securities 1.6 1.5
Discounted expected
cash flows Credit spread 115 197 153 100 188 140
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.8 0.7 0.1 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
4
14.2 11.0
Other financial liabilities
designated at fair value 0.8 0.7
Discounted expected
cash flows Funding spread 24 175 42 175
basis
points
Derivative financial instruments
Interest rate contracts 0.5 0.5 0.3 0.5 Option model
Volatility of interest
rates 65 81 29 69
basis
points
Credit derivative contracts 0.2 0.3 0.3 0.5
Discounted expected
cash flows
Credit spreads

1 583 1 489
basis
points
Bond price equivalent 2 136 0 100 points
Equity / index contracts 0.4 0.9 1.5 2.3 Option model Equity dividend yields 0 11 0 13%
Volatility of equity
stocks, equity and
other indices 4 98 4 100%
Equity-to-FX
correlation (29) 76 (34) 65%
Equity-to-equity
correlation (25) 100 (16) 100%
1 The ranges of significant

unobservable inputs are represented in

points, percentages and basis

points. Points are a

percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are

provided
for most non-derivative financial

instruments and were calculated

by weighting inputs based on

the fair values of the

respective instruments. Weighted

averages are not provided

for inputs related to Other

financial
liabilities designated at

fair value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The

range of

inputs is not

disclosed, as there

is a dispersion

of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks,

rates-linked and credit-
linked notes, all of which have embedded derivative parameters that are considered to be unobservable.

The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory
Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.21 31.12.20
USD million
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans designated at fair value, loan commitments and guarantees 19 (13) 29 (28)
Securities financing transactions 41 (53) 40 (52)
Auction rate securities 66
2
(66)
2
105 (105)
Asset-backed securities 20 (20) 41 (41)
Equity instruments 173 (146) 129 (96)
Interest rate derivative contracts, net 29 (19) 11 (16)
Credit derivative contracts, net 5 (8) 10 (14)
Foreign exchange derivative contracts, net 19 (11) 20 (15)
Equity / index derivative contracts, net 368 (335) 318 (294)
Other 50 (73) 91 (107)
Total 790 (744) 794 (768)
1 Sensitivity of issued and

over-the-counter debt instruments

is reported with the equivalent

derivative or securities financing

instrument.

2 Includes refinements applied in estimating

valuation uncertainty across
various parameters and a change in assumptions regarding the underlying statistical distribution.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
Total gains / losses
included in
comprehensive income
USD billion
Balance

as of
31 December
2019
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign
currency
translation
Balance

as of

31 December
2020
Financial assets at fair value held for
trading 1.8 (0.1) (0.1) 0.8 (1.4) 1.0 0.0 0.3 0.0 0.0 2.3
of which:
Investment fund units
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Corporate and municipal bonds 0.5 0.0 0.0 0.7 (0.5) 0.0 0.0 0.1 0.0 0.0 0.8
Loans 0.8 0.0 (0.1) 0.0 (0.7) 1.0 0.0 0.1 0.0 0.0 1.1
Other 0.4 0.0 0.0 0.1 (0.3) 0.0 0.0 0.2 0.0 0.0 0.4
Derivative financial instruments –
assets 1.3 0.3 0.4 0.0 0.0 0.7 (0.5) 0.1 (0.2) 0.1 1.8
of which:
Interest rate contracts 0.3 0.2 0.2 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.5
Equity / index contracts 0.6 0.1 0.1 0.0 0.0 0.6 (0.3) 0.0 (0.1) 0.0 0.9
Credit derivative contracts 0.4 0.0 0.0 0.0 0.0 0.1 (0.2) 0.1 0.0 0.0 0.3
Other 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Financial assets at fair value not held
for trading 4.0 0.0 0.1 0.8 (0.9) 0.0 0.0 0.1 0.0 0.0 3.9
of which:
Loans
1.2 0.0 0.0 0.3 (0.7) 0.0 0.0 0.0 0.0 0.0 0.9
Auction rate securities
1.5 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.5
Equity instruments
0.5 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.5
Other 0.7 0.0 0.0 0.4 (0.2) 0.0 0.0 0.0 0.0 0.0 1.0
Derivative financial instruments –
liabilities 2.0 1.3 1.2 0.0 0.0 1.2 (0.9) 0.4 (0.6) 0.1 3.5
of which:
Interest rate contracts 0.1 0.3 0.3 0.0 0.0 0.3 (0.2) 0.2 (0.2) 0.0 0.5
Equity / index contracts 1.3 1.0 0.8 0.0 0.0 0.8 (0.6) 0.1 (0.2) 0.0 2.3
Credit derivative contracts 0.5 0.0 0.0 0.0 0.0 0.1 (0.1) 0.1 (0.2) 0.0 0.5
Other 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.1
Debt issued designated at fair value 9.9 0.2 0.0 0.0 0.0 7.6 (5.7) 0.5 (1.7) 0.2 11.0
Other financial liabilities designated
at fair value 0.8 0.1 0.1 0.0 0.0 0.3 (0.5) 0.0 0.0 0.0 0.7
1 Net gains / losses

included in comprehensive income

are composed of Net interest

income, Other net

income from financial instruments

measured at fair value

through profit or loss

and Other income.

2 Total
Level 3 assets as of 31 December 2021 were USD 7.6

billion (31 December 2020: USD
8.3

billion). Total Level 3 liabilities as of 31 December 2021 were USD
17.4

billion (31 December 2020: USD
15.2

billion).
Total gains / losses
included in
comprehensive income
Balance

as of
31 December
2020
2
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance

as of

31 December
2021
2
2.3 0.0 (0.1) 0.3 (1.6) 1.2 0.0 0.3 (0.3) 0.0 2.3
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
0.8 0.0 0.0 0.2 (0.4) 0.0 0.0 0.0 (0.1) 0.0 0.6
1.1 0.0 0.0 0.0 (0.8) 1.2 0.0 0.0 (0.2) 0.0 1.4
0.4 0.0 0.0 0.1 (0.4) 0.0 0.0 0.3 0.0 0.0 0.3
1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.7) 0.1 (0.3) 0.0 1.1
0.5 0.1 0.1 0.0 0.0 0.1 (0.2) 0.0 (0.1) 0.0 0.5
0.9 (0.1) (0.1) 0.0 0.0 0.3 (0.4) 0.0 (0.2) 0.0 0.4
0.3 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.2
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
3.9 0.1 0.1 1.0 (0.6) 0.0 0.0 0.1 (0.3) 0.0 4.2
0.9 0.0 0.0 0.6 (0.3) 0.0 0.0 0.0 (0.3) 0.0 0.9
1.5 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6
0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.7
1.0 0.0 (0.1) 0.3 (0.2) 0.0 0.0 0.0 0.0 0.0 1.0
3.5 0.2 0.0 0.0 0.0 0.9 (1.8) 0.0 (0.5) 0.0 2.2
0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.3
2.3 0.3 0.1 0.0 0.0 0.8 (1.5) 0.0 (0.4) 0.0 1.5
0.5 (0.1) (0.1) 0.0 0.0 0.0 0.0 0.0 (0.1) 0.0 0.3
0.1 0.1 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.1
11.0 0.7 0.6 0.0 0.0 8.0 (4.2) 0.2 (1.2) (0.2) 14.2
0.7 0.0 0.0 0.0 0.0 0.4 (0.2) 0.0 0.0 0.0 0.8

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk

31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.4

22.4
Derivative financial instruments
4,5
118.1 4.2 103.2 10.7
Brokerage receivables 21.8 21.6 0.2
Financial assets at fair value not

held for trading – debt instruments
6
37.0 11.2 25.7
Total financial assets measured at fair value
199.4 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.1
Guarantees
7
0.2

0.2 0.0
31.12.20
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
24.6 24.6
Derivative financial instruments
4,5
159.6 6.0 138.4 15.2
Brokerage receivables 24.7 24.4 0.3
Financial assets at fair value not

held for trading – debt instruments
6
58.2 13.2

45.0
Total financial assets measured at fair value 267.1 0.0 43.6 0.0 0.0 138.4 0.0 0.0 85.1
Guarantees
7
0.5 0.1 0.3 0.0
1 The maximum exposure to loss is generally equal to the carrying amount and subject to change over time with market movements.

2 These positions are generally managed under the market

risk framework. For
the purpose of this disclosure, collateral

and credit enhancements were not considered.

3 Does not include investment fund units.

4 Includes USD
0

million (31 December 2020: USD
0

million) fair values of loan
commitments and forward starting reverse repurchase agreements classified as derivatives.

The full contractual committed amount of forward starting reverse repurchase agreements (generally highly collateralized) of
USD 27.8

billion (31 December 2020:

USD
21.9

billion) and derivative

loan commitments (generally

unsecured) of USD
8.2

billion, of which

USD
0.8

billion has been sub-participated

(31 December 2020: USD
9.4
billion, of which USD 0.8

billion had been sub-participated), is

presented in Note 10 under notional

amounts.

5 The amount shown in

the “Netting” column represents the netting

potential not recognized on the
balance sheet. Refer to

Note 22 for more information.

6 Financial assets at fair

value not held for

trading collateralized by

securities consisted of structured

loans and reverse repurchase

and securities borrowing
agreements.

7 The amount shown in the “Guarantees” column largely relates to sub-participations.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory
Financial instruments not measured at fair value
31.12.21 31.12.20
Carrying
amount Fair value
Carrying
amount Fair value
USD billion Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
2
Cash and balances at central banks 192.8 192.7 0.1 0.0 0.0 192.8 158.2 158.1 0.1 0.0 0.0 158.2
Loans and advances to banks 15.5 14.8 0.0 0.7 0.0 15.5 15.4 14.7 0.0 0.6 0.1 15.4
Receivables from securities financing
transactions 75.0 71.6 0.0 1.3 2.1 75.0 74.2 64.9 0.0 7.6 1.7 74.2
Cash collateral receivables on derivative
instruments 30.5 30.5 0.0 0.0 0.0 30.5 32.7 32.7 0.0 0.0 0.0 32.7
Loans and advances to customers 397.8 163.1 0.0 43.8 190.1 396.9 379.5 172.0 0.0 34.2 174.6 380.8
Other financial assets measured at amortized
cost 26.2 4.1 9.3 10.7 2.4 26.5 27.2 5.3 9.4 10.9 2.3 28.0
Liabilities
2
Amounts due to banks 13.1 9.1 0.0 4.0 0.0 13.1 11.0 8.5 0.0 2.6 0.0 11.0
Payables from securities financing
transactions 5.5 4.1 0.0 1.5 0.0 5.5 6.3 6.0 0.0 0.3 0.0 6.3
Cash collateral payables on derivative
instruments 31.8 31.8 0.0 0.0 0.0 31.8 37.3 37.3 0.0 0.0 0.0 37.3
Customer deposits 542.0 535.4 0.0 6.6 0.0 542.0 524.6 519.4 0.0 5.3 0.0 524.7
Debt issued measured at amortized cost 139.2 15.8 0.0 125.3 0.0 141.1 139.2 16.4 0.0 125.5 0.0 141.9
Other financial liabilities measured at
amortized cost
3
5.4 5.4 0.0 0.0 0.0 5.4 5.8 5.7 0.0 0.0 0.1 5.8
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’

short-term nature (instruments that are receivable or payable on demand, or
with a remaining maturity (excluding

the effects of callable

features) of three months or

less).

2 As of 31 December 2021,

USD
0

billion (31 December 2020: USD
0

billion) of Cash and balances

at central banks,
USD 0

billion (31 December 2020: USD
0

billion) of Loans and advances to banks, USD
1

billion (31 December 2020: USD
1

billion) of Receivables from securities financing transactions, USD
175

billion (31 December
2020: USD 163

billion) of Loans and advances to customers, USD
19

billion (31 December 2020: USD
20

billion) of Other financial assets measured at amortized cost, USD
1

billion (31 December 2020: USD
0

billion)
of Amounts due to

banks, USD
3

billion (31 December 2020:

USD
2

billion) of Customer

deposits, USD
84

billion (31 December 2020:

USD
82

billion) of Debt issued

measured at amortized

cost and USD
3

billion
(31 December 2020: USD 3

billion) of Other financial liabilities measured at amortized cost were expected to be recovered or settled after 12 months.

3 Excludes lease liabilities.

UBS AG
Entity [Table]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values from quoted market

prices or valuation techniques
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading 113,722 15,012 2,299 131,033 107,526 15,630 2,337 125,492
of which:
Equity instruments 97,983 1,090 149 99,222 90,327 1,101 171 91,599
Government bills / bonds 7,135 1,351 10 8,496 9,028 2,207 10 11,245
Investment fund units 7,843 1,364 21 9,229 7,374 1,794 23 9,192
Corporate and municipal bonds 708 7,791 556 9,055 789 8,432 817 10,038
Loans 0 3,099 1,443 4,542 0 1,860 1,134 2,995
Asset-backed securities 53 317 120 489 8 236 181 425
Derivative financial instruments 522 116,482 1,140 118,145 795 157,069 1,754 159,618
of which:
Foreign exchange contracts 255 53,046 7 53,307 319 68,425 5 68,750
Interest rate contracts 0 32,747 494 33,241 0 50,353 537 50,890
Equity / index contracts 0 27,861 384 28,245 0 33,990 853 34,842
Credit derivative contracts 0 1,179 236 1,414 0 2,008 350 2,358
Commodity contracts 0 1,590 16 1,606 0 2,211 6 2,217
Brokerage receivables 0 21,839 0 21,839 0 24,659 0 24,659
Financial assets at fair value not held for trading
2
27,278 28,185 4,180 59,642 40,986 35,110 3,942 80,038
of which:
Financial assets for unit-linked investment contracts 21,110 187 6 21,303 20,628 101 2 20,731
Corporate and municipal bonds 123 13,937 306 14,366 290 16,957 372 17,619
Government bills / bonds 5,624 3,236 0 8,860 19,704 3,593 0 23,297
Loans 0 4,982 892 5,874 0 7,699 862 8,561
Securities financing transactions 0 5,704 100 5,804 0 6,629 122 6,751
Auction rate securities 0 0 1,585 1,585 0 0 1,527 1,527
Investment fund units 338 137 117 591 278 121 105 505
Equity instruments 83 2 681 765 86 0 544 631
Other 0 0 495 495 0 10 408 418
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
2
2,704 6,140 0 8,844 1,144 7,114 0 8,258
of which:
Asset-backed securities 0 4,849 0 4,849 0 6,624 0 6,624
Government bills / bonds 2,658 27 0 2,686 1,103 47 0 1,150
Corporate and municipal bonds 45 1,265 0 1,310 40 444 0 485
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities 5,258 0 0 5,258 6,264 0 0 6,264
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
3
0 0 26 26 0 1 245 246
Total assets measured at fair value 149,484 187,658 7,645 344,787 156,716 239,583 8,278 404,576

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.21 31.12.20
USD million Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 25,413 6,170 105 31,688 26,889 6,652 55 33,595 of which:
Equity instruments 18,328 513 83 18,924 22,519 425 40 22,985
Corporate and municipal bonds 30 4,219 17 4,266 31 4,048 9 4,089
Government bills / bonds 5,883 826 0 6,709 3,642 1,036 0 4,678
Investment fund units 1,172 555 6 1,733 696 1,127 5 1,828
Derivative financial instruments 509 118,558 2,242 121,309 746 156,884 3,471 161,102
of which:
Foreign exchange contracts 258 53,800 21 54,078 316 70,149 61 70,527
Interest rate contracts 0 28,398 278 28,675 0 43,389 527 43,916
Equity / index contracts 0 33,438 1,511 34,949 0 38,870 2,306 41,176
Credit derivative contracts 0 1,412 341 1,753 0 2,403 528 2,931
Commodity contracts 0 1,503 63 1,566 0 2,003 24 2,027
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 44,045 0 44,045 0 38,742 0 38,742
Debt issued designated at fair value
2
0 59,606 11,854 71,460 0 50,273 9,595 59,868
Other financial liabilities designated at fair value
2
0 29,258 3,156 32,414 0 29,682 2,091 31,773
of which:
Financial liabilities related to unit-linked investment contracts 0 21,466 0 21,466 0 20,975 0 20,975
Securities financing transactions 0 6,375 2 6,377 0 7,317 0 7,317
Over-the-counter debt instruments 0 1,334 794 2,128 0 1,363 697 2,060
Total liabilities measured at fair value 25,922 257,637 17,357 300,916 27,635 282,233 15,212 325,080
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 As of 31 December 2021, USD 16

billion (31 December 2020: USD
20

billion) of Financial assets at fair value not

held for trading, USD
8

billion (31 December 2020: USD
8

billion) of Financial assets measured at
fair value through other

comprehensive income, USD
33

billion (31 December 2020:

USD
15

billion) of Debt issued

designated at fair value

and USD
3

billion (31 December 2020:

USD
3

billion) of Other financial
liabilities designated at fair value are expected to be recovered or settled after 12 months.

3 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured
at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Valuation Adjustment Reserves On The Balance Sheet Explanatory
Valuation adjustment reserves on the balance sheet
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20 31.12.19
Deferred day-1 profit or loss reserves 418 269 146
Own credit adjustments on financial liabilities designated at fair value (315) (381) (88)
CVAs, FVAs,

DVAs and other valuation adjustments
(1,004) (959) (706)

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit or loss reserves
USD million 2021 2020 2019
Reserve balance at the beginning of the year 269 146 255
Profit / (loss) deferred on new transactions 459 362 171
(Profit) / loss recognized in the income statement (308) (238) (278)
Foreign currency translation (2) 0 (2)
Reserve balance at the end of the year 418 269 146

Own credit adjustments on financial liabilities designated at fair value
Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Recognized during the period:
Realized gain / (loss)

(14) 2 8
Unrealized gain / (loss)

60 (295) (408)
Total gain / (loss), before tax 46 (293) (400)
As of

USD million 31.12.21 31.12.20 31.12.19
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(315) (381) (88)

Valuation adjustments on financial instruments
Valuation adjustments on financial instruments
As of
Life-to-date gain / (loss), USD million 31.12.21 31.12.20
Credit valuation adjustments
1
(44) (66)
Funding valuation adjustments (49) (73)
Debit valuation adjustments 2 0
Other valuation adjustments (913) (820)
of which: liquidity (341) (340)
of which: model uncertainty (571) (479)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory
Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.21 31.12.20
USD billion 31.12.21 31.12.20 31.12.21 31.12.20 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 0.9 1.2 0.0 0.0
Relative value to
market comparable Bond price equivalent 16 143 98 1 143 100 points
Discounted expected
cash flows Discount margin 434 434 268 268
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.8 2.4 0.0 0.0
Relative value to
market comparable Loan price equivalent 0 101 99 0 101 99 points
Discounted expected
cash flows Credit spread 175 800 436 190 800 398
basis
points
Market comparable
and securitization
model Credit spread 28 1,544 241 40 1,858 333
basis
points
Auction rate securities 1.6 1.5
Discounted expected
cash flows Credit spread 115 197 153 100 188 140
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.8 0.7 0.1 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
4
11.9 9.6
Other financial liabilities
designated at fair value 3.2 2.1
Discounted expected
cash flows Funding spread 24 175 42 175
basis
points
Derivative financial instruments
Interest rate contracts 0.5 0.5 0.3 0.5 Option model
Volatility of interest
rates 65 81 29 69
basis
points
Credit derivative contracts 0.2 0.3 0.3 0.5
Discounted expected
cash flows
Credit spreads

1 583 1 489
basis
points
Bond price equivalent 2 136 0 100 points
Equity / index contracts 0.4 0.9 1.5 2.3 Option model Equity dividend yields 0 11 0 13%
Volatility of equity
stocks, equity and
other indices 4 98 4 100%
Equity-to-FX
correlation (29) 76 (34) 65%
Equity-to-equity
correlation (25) 100 (16) 100%
1 The ranges of significant

unobservable inputs are represented in

points, percentages and basis

points. Points are a

percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are

provided
for most non-derivative financial

instruments and were calculated

by weighting inputs based on

the fair values of the

respective instruments. Weighted

averages are not provided

for inputs related to Other

financial
liabilities designated at

fair value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The

range of

inputs is not

disclosed, as there

is a dispersion

of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks,

rates-linked and credit-
linked notes, all of which have embedded derivative parameters that are considered to be unobservable.

The equivalent derivative instrument parameters are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory
Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.21 31.12.20
USD million
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans designated at fair value, loan commitments and guarantees 19 (13) 29 (28)
Securities financing transactions 41 (53) 40 (52)
Auction rate securities 66
2
(66)
2
105 (105)
Asset-backed securities 20 (20) 41 (41)
Equity instruments 173 (146) 129 (96)
Interest rate derivative contracts, net 29 (19) 11 (16)
Credit derivative contracts, net 5 (8) 10 (14)
Foreign exchange derivative contracts, net 19 (11) 20 (15)
Equity / index derivative contracts, net 368 (335) 318 (294)
Other 50 (73) 91 (107)
Total 790 (744) 794 (768)
1 Sensitivity of issued and

over-the-counter debt instruments

is reported with the equivalent

derivative or securities financing

instrument.

2 Includes refinements applied in estimating

valuation uncertainty across
various parameters and a change in assumptions regarding the underlying statistical distribution.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3 instruments
Total gains / losses
included in
comprehensive income
USD billion
Balance

as of
31 December
2019
Net gains /
losses
included in
income
1
of which:
related to
Level 3
instruments
held at the
end of the
reporting
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign
currency
translation
Balance

as of

31 December
2020
Financial assets at fair value held for
trading 1.8 (0.1) (0.1) 0.8 (1.4) 1.0 0.0 0.3 0.0 0.0 2.3
of which:
Investment fund units
0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Corporate and municipal bonds 0.5 0.0 0.0 0.7 (0.5) 0.0 0.0 0.1 0.0 0.0 0.8
Loans 0.8 0.0 (0.1) 0.0 (0.7) 1.0 0.0 0.1 0.0 0.0 1.1
Other 0.4 0.0 0.0 0.1 (0.3) 0.0 0.0 0.2 0.0 0.0 0.4
Derivative financial instruments –
assets 1.3 0.3 0.4 0.0 0.0 0.7 (0.5) 0.1 (0.2) 0.1 1.8
of which:
Interest rate contracts 0.3 0.2 0.2 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.5
Equity / index contracts 0.6 0.1 0.1 0.0 0.0 0.6 (0.3) 0.0 (0.1) 0.0 0.9
Credit derivative contracts 0.4 0.0 0.0 0.0 0.0 0.1 (0.2) 0.1 0.0 0.0 0.3
Other 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0
Financial assets at fair value not held
for trading 4.0 0.0 0.1 0.8 (0.9) 0.0 0.0 0.1 0.0 0.0 3.9
of which:
Loans
1.2 0.0 0.0 0.3 (0.7) 0.0 0.0 0.0 0.0 0.0 0.9
Auction rate securities
1.5 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.5
Equity instruments
0.5 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.0 0.0 0.5
Other 0.7 0.0 0.0 0.4 (0.2) 0.0 0.0 0.0 0.0 0.0 1.0
Derivative financial instruments –
liabilities 2.0 1.3 1.2 0.0 0.0 1.2 (0.9) 0.4 (0.6) 0.1 3.5
of which:
Interest rate contracts 0.1 0.3 0.3 0.0 0.0 0.3 (0.2) 0.2 (0.2) 0.0 0.5
Equity / index contracts 1.3 1.0 0.8 0.0 0.0 0.8 (0.6) 0.1 (0.2) 0.0 2.3
Credit derivative contracts 0.5 0.0 0.0 0.0 0.0 0.1 (0.1) 0.1 (0.2) 0.0 0.5
Other 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.1
Debt issued designated at fair value 9.6 0.0 (0.2) 0.0 0.0 6.6 (5.6) 0.5 (1.7) 0.2 9.6
Other financial liabilities designated
at fair value 1.0 0.2 0.2 0.0 0.0 1.4 (0.6) 0.0 0.0 0.0 2.1
1 Net gains / losses

included in comprehensive income

are composed of Net interest

income, Other net

income from financial instruments

measured at fair value

through profit or loss

and Other income.

2 Total
Level 3 assets as of 31 December 2021 were USD 7.6

billion (31 December 2020: USD
8.3

billion). Total Level 3 liabilities as of 31 December 2021 were USD
17.4

billion (31 December 2020: USD
15.2

billion).

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit risk

31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.6

22.6
Derivative financial instruments
4,5
118.1 4.2 103.2

10.7
Brokerage receivables 21.8 0.0 21.6

0.2
Financial assets at fair value not

held for trading – debt instruments
6
37.0 0.0 11.2

25.7
Total financial assets measured at fair value
199.5 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.2
Guarantees
7
0.2

0.0

0.2 0.0
31.12.20
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD billion
Cash
collateral
received
Collateral-
ized by
securities
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
24.7

24.7
Derivative financial instruments
4,5
159.6 6.0 138.4

15.2
Brokerage receivables 24.7 24.4

0.3
Financial assets at fair value not

held for trading – debt instruments
6
58.2 0.0 13.2

45.0
Total financial assets measured at fair value 267.2 0.0 43.6 0.0 0.0 138.4 0.0 0.0 85.2
Guarantees
7
0.5

0.1

0.3 0.0
1 The maximum exposure to loss is generally equal to the carrying amount and subject to change over time with market movements.

2 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered.

3 Does not include investment fund units.

4 Includes USD
0

million (31 December 2020: USD
0

million) fair values of loan
commitments and forward starting reverse repurchase

agreements classified as derivatives. The

full contractual committed amount of forward

starting reverse repurchase agreements (generally highly

collateralized)
of USD 27.8

billion (31 December 2020: USD
21.9

billion) and derivative loan commitments (generally unsecured) of USD
8.2

billion, of which USD
0.8

billion has been sub-participated (31 December 2020: USD
9.4
billion, of which USD 0.8

billion had been sub-participated), is presented in Note 10

under notional amounts.

5 The amount shown in the “Netting” column represents

the netting potential not recognized on the
balance sheet. Refer to Note 22

for more information.

6 Financial assets at fair value

not held for trading collateralized

by securities consisted of structured loans

and reverse repurchase and securities borrowing
agreements.

7 The amount shown in the “Guarantees” column largely relates to sub-participations.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory
Financial instruments not measured at fair value
31.12.21 31.12.20
Carrying
amount Fair value
Carrying
amount Fair value
USD billion Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
2
Cash and balances at central banks 192.8 192.7 0.1 0.0 0.0 192.8 158.2 158.1 0.1 0.0 0.0 158.2
Loans and advances to banks 15.4 14.6 0.0 0.7 0.0 15.3 15.3 14.6 0.0 0.6 0.1 15.3
Receivables from securities financing
transactions 75.0 71.6 0.0 1.3 2.1 75.0 74.2 64.9 0.0 7.6 1.7 74.2
Cash collateral receivables on derivative
instruments 30.5 30.5 0.0 0.0 0.0 30.5 32.7 32.7 0.0 0.0 0.0 32.7
Loans and advances to customers 398.7 163.7 0.0 43.8 190.4 397.9 381.0 173.1 0.0 34.2 174.9 382.3
Other financial assets measured at amortized
cost 26.2 4.1 9.3 10.7 2.4 26.5 27.2 5.4 9.4 10.9 2.3 28.0
Liabilities
2
Amounts due to banks 13.1 9.1 0.0 4.0 0.0 13.1 11.0 8.5 0.0 2.6 0.0 11.1
Payables from securities financing
transactions 5.5 4.1 0.0 1.5 0.0 5.5 6.3 6.0 0.0 0.2 0.0 6.3
Cash collateral payables on derivative
instruments 31.8 31.8 0.0 0.0 0.0 31.8 37.3 37.3 0.0 0.0 0.0 37.3
Customer deposits 544.8 537.6 0.0 7.3 0.0 544.8 527.9 521.8 0.0 6.2 0.0 528.0
Funding from UBS Group AG
57.3 2.8 0.0 56.0 0.0 58.8 54.0 0.0 0.0 55.6 0.0 55.6
Debt issued measured at amortized cost 82.4 13.0 0.0 69.8 0.0 82.8 85.4 16.4 0.0 70.0 0.0 86.3
Other financial liabilities measured at
amortized cost
3
6.3 6.3 0.0 0.0 0.0 6.3 6.6 6.6 0.0 0.0 0.1 6.7
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’

short-term nature (instruments that are receivable or payable on demand, or
with a remaining maturity (excluding

the effects of callable

features) of three months or

less).

2 As of 31 December 2021,

USD
0

billion (31 December 2020: USD
0

billion) of Cash and balances

at central banks,
USD 0

billion (31 December 2020: USD
0

billion) of Loans and advances to banks, USD
1

billion (31 December 2020: USD
1

billion) of Receivables from securities financing transactions, USD
175

billion (31 December
2020: USD 163

billion) of Loans and advances to customers, USD
19

billion (31 December 2020: USD
20

billion) of Other financial assets measured at amortized cost, USD
1

billion (31 December 2020: USD
0

billion)
of Amounts due to banks,

USD
4

billion (31 December 2020:

USD
3

billion) of Customer deposits,

USD
53

billion (31 December 2020: USD
49

billion) of Funding from

UBS Group AG,

USD
31

billion (31 December
2020: USD 31

billion) of Debt issued measured at amortized cost and USD
3

billion (31 December 2020: USD
3

billion) of Other financial liabilities measured at amortized cost were expected to be recovered or settled after 12 months.

3 Excludes lease liabilities.